Other long-term liabilities - Components of other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Share-based compensation liability (note 14)	$ 51,559	$ 73,547
Site restoration costs	42,390	38,048
Land mortgage	26,920	27,483
Defined benefit pension plans (note 21)	21,849	20,531
Cash flow hedges (note 19)	36,106	36,811
Other	4,012	882
Other long-term liabilities	182,836	197,302
Less current maturities	(25,598)	(46,840)
Other non-current liabilities	$ 157,238	$ 150,462